Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Property, Plant and Equipment [Line Items]
Total	$ 1,436,673	$ 1,214,260
Less: accumulated depreciation	(984,201)	(647,669)
Property and equipment, net	452,472	566,591
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	737,833	590,771
Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Total	130,026	126,279
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Total	78,206	80,486
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total	416,936	416,724
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total	$ 73,672